Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories, Net [Abstract]
Schedule of inventories
	As of December 31,
	2022	2021
Raw materials	$3,237,940	$-
Finished Goods	12,842,333	3,105,673
Graphite anode materials	12,842,333	-
Healthcare service gift cards	-	1,276,550
Chinese tea	-	718,426
Learning course gift cards	-	454,852
Latex pillows	-	138,246
Healthcare products	-	207,348
Others	-	310,251
Work in process	2,246,653	-
Others	3,590	-
Total	$18,330,516	$3,105,673